UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 94.2%
China – 19.8%
1,296,000	Agricultural Bank of China Ltd. Class H (Banks)	$ 523,989
198,500	Anhui Conch Cement Co. Ltd. Class H (Materials)	586,585
1,534,110	China Construction Bank Corp. Class H (Banks)	1,143,833
95,900	China International Marine Containers Group Co. Ltd. Class H (Capital Goods)	155,633
234,000	China Oilfield Services Ltd. Class H (Energy)	526,144
182,000	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	608,392
1,066,000	China Petroleum & Chemical Corp. Class H (Energy)	791,749
1,483,000	China Suntien Green Energy Corp. Ltd. Class H (Energy)	536,973
250,000	ENN Energy Holdings Ltd. (Utilities)	1,383,676
781,000	FIH Mobile Ltd. (Technology Hardware & Equipment)*	420,940
60,000	Hengan International Group Co. Ltd. (Household & Personal Products)	658,703
23,915	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	324,766
1,900,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	1,248,355
154,730	New China Life Insurance Co. Ltd. Class H (Insurance)	415,931
290,000	PetroChina Co. Ltd. Class H (Energy)	338,756
40,300	Tencent Holdings Ltd. (Software & Services)	1,824,301

		11,488,726

Hong Kong – 10.7%
230,636	AIA Group Ltd. (Insurance)	1,091,678
102,000	Belle International Holdings Ltd. (Retailing)	147,080
22,000	Cheung Kong Holdings Ltd. (Real Estate)	308,798
35,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	241,648
78,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	312,079
56,000	China Mobile Ltd. (Telecommunication Services)	595,726
56,000	China Overseas Land & Investment Ltd. (Real Estate)	161,196
280,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	412,030
37,674	Henderson Land Development Co. Ltd. (Real Estate)	234,639

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
19,500	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	$ 302,982
69,000	Hutchison Whampoa Ltd. (Capital Goods)	778,259
396,000	Kingway Brewery Holdings Ltd. (Food, Beverage & Tobacco)	139,899
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
264,000	Shimao Property Holdings Ltd. (Real Estate)	554,745
440,000	Sino Biopharmaceutical (Pharmaceuticals, Biotechnology & Life Sciences)	319,721
34,555	Sun Hung Kai Properties Ltd. (Real Estate)	460,637
33,153	The Link REIT (REIT)	161,882

		6,222,999

India – 7.9%
33,868	Bajaj Corp. Ltd. (Household & Personal Products)	135,739
8,129	Bajaj Finance Ltd. (Diversified Financials)	152,934
2,714	Bosch Ltd. (Automobiles & Components)	401,440
3,255	Credit Analysis & Research Ltd. (Diversified Financials)	26,528
22,923	HCL Technologies Ltd. (Software & Services)	353,374
74,902	HDFC Bank Ltd. (Banks)	751,433
32,016	IndusInd Bank Ltd. (Banks)	203,848
8,755	Infosys Ltd. (Software & Services)	430,040
49,120	Just Dial Ltd. (Software & Services)*	563,703
66,391	Mahindra & Mahindra Financial Services Ltd. (Diversified Financials)	255,187
2,553	Oracle Financial Services Software Ltd. (Software & Services)*	124,355
83,968	Prestige Estates Projects Ltd. (Real Estate)	176,945
23,024	Thermax Ltd. (Capital Goods)	220,243
73,967	Titan Industries Ltd. (Consumer Durables & Apparel)	320,521
11,231	United Spirits Ltd. (Food, Beverage & Tobacco)	440,264

		4,556,554

Indonesia – 7.5%
176,000	PT Bank Central Asia Tbk (Banks)	177,892
711,000	PT Bank Mandiri (Persero) Tbk (Banks)	615,378

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
693,357	PT Bank Negara Indonesia (Persero) Tbk (Banks)	$ 287,956
1,420,000	PT Erajaya Swasembada Tbk (Technology Hardware & Equipment)*	240,278
2,663,500	PT Media Nusantara Citra Tbk (Media)*	802,585
3,249,500	PT Mitra Pinasthika Mustika (Retailing)*	382,573
2,615,500	PT MNC Sky Vision Tbk (Media)*	590,665
4,870,000	PT Sumber Alfaria Trijaya Tbk (Food & Staples Retailing)	303,264
693,000	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	801,724
37,500	PT Unilever Indonesia Tbk (Household & Personal Products)	115,795

		4,318,110

Malaysia – 4.8%
281,700	CIMB Group Holdings Berhad (Banks)	682,808
200,320	Genting Berhad (Consumer Services)	606,434
591,600	MMC Corp. Berhad (Capital Goods)	489,967
215,600	Tenaga Nasional Berhad (Utilities)	591,040
492,900	UEM Sunrise Bhd (Real Estate)	406,841

		2,777,090

Philippines – 1.5%
763,000	Alliance Global Group, Inc. (Capital Goods)*	461,590
865,500	LT Group, Inc. (Food, Beverage & Tobacco)	414,254

		875,844

Singapore – 5.8%
125,230	DBS Group Holdings Ltd. (Banks)	1,643,384
179,000	OSIM International Ltd. (Retailing)	288,662
401,000	Singapore Telecommunications Ltd. (Telecommunication Services)	1,238,264
53,000	Super Group Ltd. (Food, Beverage & Tobacco)	200,557

		3,370,867

South Korea – 19.7%
16,150	Hana Financial Group, Inc. (Banks)	517,224
8,554	Hyundai Mipo Dockyard Co. Ltd. (Capital Goods)	1,010,932
26,753	Kia Motors Corp. (Automobiles & Components)	1,514,785
5,820	KT Corp. (Telecommunication Services)	188,322

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
27,600	KT Skylife Co. Ltd. (Media)	$ 781,767
4,168	Kumho Petro Chemical Co. Ltd. (Materials)	332,875
1,108	LG Chem Ltd. (Materials)	277,904
10,203	LG Electronics, Inc. (Consumer Durables & Apparel)	661,844
3,033	NCSoft Corp. (Software & Services)	459,615
3,382	NHN Corp. (Software & Services)	883,563
7,193	Samsung C&T Corp. (Capital Goods)	355,710
1,619	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,844,879
5,040	Samsung Life Insurance Co. Ltd. (Insurance)	482,019
8,203	Samsung Techwin Co. Ltd. (Capital Goods)	513,780
1,974	SK Holdings Co. Ltd. (Capital Goods)	310,102
34,450	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	833,371
15,930	Sung Kwang Bend Co. Ltd. (Capital Goods)	410,661

		11,379,353

Taiwan – 11.2%
494,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)*	822,640
438,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	614,861
363,273	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	940,627
22,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	264,108
658,195	Mega Financial Holding Co. Ltd. (Banks)	549,696
199,000	Nan Ya Plastics Corp. (Materials)*	417,921
59,899	PChome Online, Inc. (Software & Services)	341,191
60,000	President Chain Store Corp. (Food & Staples Retailing)	447,054
69,286	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	216,864
548,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,864,727

		6,479,689

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thailand – 4.6%
206,100	Airports of Thailand PCL (Transportation)	$ 1,170,732
100,500	Bangkok Bank PCL NVDR (Banks)	657,995
163,053	PTT Exploration & Production PCL (Energy)	812,789

		2,641,516

United States – 0.7%
5,579	Cognizant Technology Solutions Corp. Class A (Software & Services)*	403,864

TOTAL COMMON STOCKS		$54,514,612

Investment Company – 1.0%
Thailand – 1.0%
1,648,600	BTS Rail Mass Transit Growth Infrastructure Fund, Class F*	$ 557,617

TOTAL INVESTMENTS – 95.2%		$55,072,229

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.8%		2,795,595

NET ASSETS – 100.0%		$57,867,824

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$53,243,959

Gross unrealized gain	8,055,797
Gross unrealized loss	(6,227,527)

Net unrealized security gain	$1,828,270

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 85.5%
Brazil – 15.9%
38,568	Alupar Investimento SA (Utilities)*	$ 295,851
476,509	Banco do Brasil SA (Banks)	4,735,117
699,246	BB Seguridade Participacoes SA (Insurance)*	5,651,959
1,077,371	BM&FBovespa SA (Diversified Financials)	5,808,694
225,496	BRF SA (Food, Beverage & Tobacco)	4,803,781
261,482	CETIP SA - Mercados Organizados (Diversified Financials)	2,636,196
114,650	Cia Hering (Retailing)	1,537,813
495,715	Petroleo Brasileiro SA ADR (Energy)	6,761,552
248,006	Vale SA (Materials)	3,372,190
493,957	Vale SA ADR (Materials)	6,777,090

		42,380,243

China – 32.0%
15,483,800	Agricultural Bank of China Ltd. Class H (Banks)	6,260,300
593,500	Anhui Conch Cement Co. Ltd. Class H (Materials)	1,753,845
10,735,360	China Construction Bank Corp. Class H (Banks)	8,004,291
1,568,000	China National Building Material Co. Ltd. Class H (Materials)	1,413,096
2,058,000	China Oilfield Services Ltd. Class H (Energy)	4,627,366
1,728,400	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	5,777,718
7,256,400	China Petroleum & Chemical Corp. Class H (Energy)	5,389,538
828,000	ENN Energy Holdings Ltd. (Utilities)	4,582,735
860,000	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	4,013,776
330,000	Hengan International Group Co. Ltd. (Household & Personal Products)	3,622,864
252,010	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	3,422,296
15,769,050	Industrial & Commercial Bank of China Ltd. Class H (Banks)	10,357,260
999,600	New China Life Insurance Co. Ltd. Class H (Insurance)	2,687,036
5,178,000	PetroChina Co. Ltd. Class H (Energy)	6,048,541
322,200	Tencent Holdings Ltd. (Software & Services)	14,585,355
1,101,000	Zhuzhou CSR Times Electric Co. Ltd. Class H (Capital Goods)	2,914,023

		85,460,040

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 5.9%
950,000	China Mobile Ltd. (Telecommunication Services)	$ 10,106,063
258,000	China Overseas Land & Investment Ltd. (Real Estate)	742,653
3,230,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	4,753,059

		15,601,775

India – 13.4%
115,045	Bajaj Corp. Ltd. (Household & Personal Products)	461,088
89,089	Bajaj Finance Ltd. (Diversified Financials)	1,676,069
15,492	Bosch Ltd. (Automobiles & Components)	2,291,490
195,973	Credit Analysis & Research Ltd. (Diversified Financials)	1,597,145
86,732	CRISIL Ltd. (Diversified Financials)	1,687,426
37,863	Grasim Industries Ltd. GDR (Materials)	1,648,782
205,588	HCL Technologies Ltd. (Software & Services)	3,169,281
454,412	HDFC Bank Ltd. (Banks)	4,558,759
83,056	Hero MotoCorp Ltd. (Automobiles & Components)	2,482,539
249,929	IndusInd Bank Ltd. (Banks)	1,591,318
57,890	Infosys Ltd. ADR (Software & Services)	2,875,975
369,960	Mahindra & Mahindra Financial Services Ltd. (Diversified Financials)	1,422,015
42,746	Oracle Financial Services Software Ltd. (Software & Services)*	2,082,124
620,024	Prestige Estates Projects Ltd. (Real Estate)	1,306,574
315,657	Thermax Ltd. (Capital Goods)	3,019,520
318,378	Titan Industries Ltd. (Consumer Durables & Apparel)	1,379,626
65,944	United Spirits Ltd. (Food, Beverage & Tobacco)	2,585,056

		35,834,787

Russia – 17.3%
128,390	DIXY Group OJSC (Food & Staples Retailing)*	1,838,179
228,900	Globaltrans Investment PLC GDR (Transportation)	3,197,733
35,229	Magnit OJSC (Food & Staples Retailing)	8,544,253
688,731	OAO Gazprom ADR (Energy)	5,322,234
134,491	OAO Lukoil ADR (Energy)	7,913,901
478,546	OAO Rosneft GDR (Energy)	3,381,041
196,819	OJSC Mobile Telesystems ADR (Telecommunication Services)	3,836,002
146,754	Polymetal International PLC (Materials)	1,446,607
3,668,523	Sberbank of Russia (Banks)	10,556,054

		46,036,004

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – 1.0%
38,120	Cognizant Technology Solutions Corp. Class A (Software & Services)*	$ 2,759,507

TOTAL COMMON STOCKS		$228,072,356

Preferred Stocks – 10.5%
Brazil – 10.5%
446,620	Banco Bradesco SA (Banks)	$ 5,422,830
61,709	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Food & Staples Retailing)	2,737,122
227,703	Companhia de Bebidas das Americas (Food, Beverage & Tobacco)	8,584,713
585,243	Itau Unibanco Holding SA (Banks)	7,475,390
783,104	Klabin SA (Materials)	3,803,359

TOTAL PREFERRED STOCKS		$ 28,023,414

Exchange Traded Fund – 0.8%
United States – 0.8%
54,986	iShares MSCI Emerging Markets ETF	$ 2,142,805

TOTAL INVESTMENTS – 96.8%		$258,238,575

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.2%		8,558,549

NET ASSETS – 100.0%		$266,797,124

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Hang Seng China Enterprises Index	99	August 2013	$6,169,948	$(5,149)

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$283,889,122

Gross unrealized gain	21,303,868
Gross unrealized loss	(46,954,415)

Net unrealized security loss	$(25,650,547)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 95.3%
Automobiles – 2.8%
130,000	Great Wall Motor Co. Ltd. Class H	$ 606,733

Beverages* – 1.5%
878,000	Kingway Brewery Holdings Ltd.	310,180

Commercial Banks – 21.0%
2,009,000	Agricultural Bank of China Ltd. Class H	812,264
2,623,000	China Construction Bank Corp. Class H	1,955,709
2,609,000	Industrial and Commercial Bank of China Ltd. Class H	1,713,616

		4,481,589

Construction & Engineering – 0.9%
341,000	China Machinery Engineering Corp. Class H	197,655

Construction Materials – 1.8%
436,000	China National Building Material Co. Ltd. Class H	392,927

Diversified Telecommunication Services – 2.5%
356,000	China Unicom Hong Kong Ltd.	523,867

Electrical Equipment – 2.4%
194,000	Zhuzhou CSR Times Electric Co. Ltd. Class H	513,461

Electronic Equipment, Instruments & Components – 3.9%
122,000	Digital China Holdings Ltd.	133,927
591,000	FIH Mobile Ltd.*	318,534
27,522	Hollysys Automation Technologies Ltd.*	373,749

		826,210

Energy Equipment & Services – 3.1%
292,000	China Oilfield Services Ltd. Class H	656,555

Food Products – 2.1%
114,000	China Mengniu Dairy Co. Ltd.	456,115

Gas Utilities – 2.4%
94,000	ENN Energy Holdings Ltd.	520,262

Independent Power Producers & Energy Traders – 1.9%
396,000	Huaneng Power International Inc. Class H	412,951

Insurance – 5.2%
171,200	China Pacific Insurance (Group) Co. Ltd. Class H	572,289
202,400	New China Life Insurance Co., Ltd.	544,073

		1,116,362

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – 9.3%
43,700	Tencent Holdings Ltd.	$ 1,978,212

Machinery – 2.9%
212,900	China International Marine Containers Co., Ltd.	345,508
163,000	Haitian International Holdings Ltd.	275,171

		620,679

Metals & Mining – 0.3%
43,000	Jiangxi Copper Co. Ltd. Class H	72,469

Oil, Gas & Consumable Fuels – 12.9%
1,476,800	China Petroleum and Chemical Corp. (Sinopec) Class H	1,096,862
77,000	China Shenhua Energy Co. Ltd. Class H	222,252
654,000	China Suntien Green Energy Corp. Ltd. Class H	236,804
1,026,000	PetroChina Co. Ltd. Class H	1,198,493

		2,754,411

Personal Products – 2.4%
47,000	Hengan International Group Co., Ltd.	515,983

Pharmaceuticals – 1.3%
144,000	Dawnrays Pharmaceutical Holdings Ltd.	49,389
324,000	Sino Biopharmaceutical	235,431

		284,820

Real Estate Management & Development – 4.9%
66,000	China Overseas Land & Investment Ltd.	189,981
405,000	Shimao Property Holdings, Ltd.	851,028

		1,041,009

Semiconductors & Semiconductor Equipment* – 1.6%
199,000	Epistar Corp.	331,387

Specialty Retail – 1.7%
254,000	Belle International Holdings Ltd.	366,258

Transportation Infrastructure – 0.5%
746,000	Shenzhen International Holdings Ltd.	96,107

Wireless Telecommunication Services – 6.0%
119,500	China Mobile Ltd.	1,271,235

TOTAL COMMON STOCKS – 95.3%		$20,347,437

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 4.8%
SSgA U.S. Government Money Market Fund
$1,025,706	0.000%	08/01/13	$ 1,025,706

TOTAL INVESTMENTS – 100.1%			$ 21,373,143

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(28,901)

NET ASSETS – 100.0%			$ 21,344,242

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$21,409,231

Gross unrealized gain	1,649,148
Gross unrealized loss	(1,685,236)

Net unrealized security loss	$(36,088)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 86.9%
Brazil – 8.0%
54,808	Alupar Investimento SA (Utilities)*	$ 420,427
346,178	Banco do Brasil SA (Banks)	3,440,005
787,880	BB Seguridade Participacoes SA (Insurance)*	6,368,382
625,138	BM&FBovespa SA (Diversified Financials)	3,370,459
260,200	BRF SA (Food, Beverage & Tobacco)	5,543,086
267,881	CETIP SA - Mercados Organizados (Diversified Financials)	2,700,709
150,635	Cia Hering (Retailing)	2,020,484
164,721	Petroleo Brasileiro SA ADR (Energy)	2,246,794
632,619	Vale SA ADR (Materials)	8,679,533

		34,789,879

China – 16.0%
15,998,000	Agricultural Bank of China Ltd. Class H (Banks)	6,468,197
958,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	2,830,975
3,175,420	China Construction Bank Corp. Class H (Banks)	2,367,595
1,264,000	China National Building Material Co. Ltd. Class H (Materials)	1,139,128
1,372,000	China Oilfield Services Ltd. Class H (Energy)	3,084,911
1,570,200	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	5,248,885
6,938,600	China Petroleum & Chemical Corp. Class H (Energy)	5,153,499
888,000	ENN Energy Holdings Ltd. (Utilities)	4,914,818
440,500	Hengan International Group Co. Ltd. (Household & Personal Products)	4,835,975
115,730	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	1,571,613
12,943,505	Industrial & Commercial Bank of China Ltd. Class H (Banks)	8,501,416
1,150,700	New China Life Insurance Co. Ltd. Class H (Insurance)	3,093,209
4,254,000	PetroChina Co. Ltd. Class H (Energy)	4,969,195
265,600	Tencent Holdings Ltd. (Software & Services)	12,023,186
1,438,000	Zhuzhou CSR Times Electric Co. Ltd. Class H (Capital Goods)	3,805,962

		70,008,564

Cyprus – 0.7%
217,812	Globaltrans Investment PLC GDR (Transportation)	3,042,834

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 2.0%
393,500	China Mobile Ltd. (Telecommunication Services)	$ 4,186,038
418,000	China Overseas Land & Investment Ltd. (Real Estate)	1,203,212
2,178,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	3,205,004

		8,594,254

India – 10.0%
163,290	Bajaj Corp. Ltd. (Household & Personal Products)	654,449
193,861	Bajaj Finance Ltd. (Diversified Financials)	3,647,188
15,683	Bosch Ltd. (Automobiles & Components)	2,319,742
231,489	Credit Analysis & Research Ltd. (Diversified Financials)	1,886,594
48,125	Grasim Industries Ltd. GDR (Materials)	2,095,652
258,347	HCL Technologies Ltd. (Software & Services)	3,982,597
423,521	HDFC Bank Ltd. (Banks)	4,248,854
94,140	Hero MotoCorp Ltd. (Automobiles & Components)	2,813,839
289,528	IndusInd Bank Ltd. (Banks)	1,843,448
285,354	Just Dial Ltd. (Software & Services)*	3,274,731
582,730	Mahindra & Mahindra Financial Services Ltd. (Diversified Financials)	2,239,839
70,838	Oracle Financial Services Software Ltd. (Software & Services)*	3,450,462
737,214	Prestige Estates Projects Ltd. (Real Estate)	1,553,529
220,509	Sobha Developers Ltd. (Real Estate)	1,044,856
332,614	Thermax Ltd. (Capital Goods)	3,181,727
513,773	Titan Industries Ltd. (Consumer Durables & Apparel)	2,226,330
78,000	United Spirits Ltd. (Food, Beverage & Tobacco)	3,057,661

		43,521,498

Indonesia – 2.9%
822,500	PT Bank Central Asia Tbk (Banks)	831,342
4,209,500	PT Bank Mandiri (Persero) Tbk (Banks)	3,643,367
2,085,500	PT Bank Negara Indonesia (Persero) Tbk (Banks)	866,123
6,012,500	PT Media Nusantara Citra Tbk (Media)*	1,811,731
11,360,000	PT MNC Sky Vision Tbk (Media)*	2,565,456
1,949,000	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	2,254,775
283,500	PT Unilever Indonesia Tbk (Household & Personal Products)	875,409

		12,848,203

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Malaysia – 0.7%
410,900	Genting Berhad (Consumer Services)	$ 1,243,928
2,232,500	UEM Sunrise Bhd (Real Estate)	1,842,710

		3,086,638

Mexico – 6.4%
108,511	America Movil SAB de CV Series L ADR (Telecommunication Services)	2,276,561
1,190,700	Genomma Lab Internacional SAB de CV Class B (Pharmaceuticals, Biotechnology & Life Sciences)*	2,791,996
201,300	Grupo Financiero Banorte SAB de CV Class O (Banks)	1,278,933
1,901,000	Grupo Sanborns SA de CV (Retailing)	4,400,976
426,000	Infraestructura Energetica Nova SAB de CV (Utilities)*	1,686,624
1,047,100	Macquarie Mexico Real Estate Management SA de CV (REIT)*	2,111,785
1,067,568	Mexichem SAB de CV (Materials)	4,995,677
1,904,200	Organizacion Cultiba SAB de CV (Food, Beverage & Tobacco)	5,121,001
304,600	Promotora y Operadora de Infraestructura SAB de CV (Capital Goods)*	3,177,460

		27,841,013

Netherlands – 0.7%
85,079	OCI NV (Capital Goods)*	3,183,656

Peru – 0.5%
19,100	Credicorp Ltd. (Banks)	2,268,889

Philippines – 0.3%
2,259,600	Alliance Global Group, Inc. (Capital Goods)*	1,366,984

Russia – 9.0%
198,122	DIXY Group OJSC (Food & Staples Retailing)*	2,836,543
31,417	Magnit OJSC (Food & Staples Retailing)	7,619,711
287,684	OAO Gazprom ADR (Energy)	2,223,105
127,328	OAO Lukoil ADR (Energy)	7,492,406
664,752	OAO Rosneft GDR (Energy)	4,696,630
174,954	OJSC Mobile Telesystems ADR (Telecommunication Services)	3,409,854
128,083	Polymetal International PLC (Materials)	1,262,560
844,906	Sberbank of Russia ADR (Banks)	9,699,270

		39,240,079

Shares	Description	Value
Common Stocks – (continued)
South Africa – 6.4%
361,159	JSE Ltd. (Diversified Financials)	$ 2,950,993
371,400	MTN Group Ltd. (Telecommunication Services)	6,953,213
1,477,922	Nampak Ltd. (Materials)	4,781,192
1,905,813	Netcare Ltd. (Health Care Equipment & Services)	4,527,958
1,610,457	PPC Ltd. (Materials)	4,708,582
609,053	Woolworths Holdings Ltd. (Retailing)	4,154,795

		28,076,733

South Korea – 10.6%
121,840	Hana Financial Group, Inc. (Banks)	3,902,079
147,356	Kia Motors Corp. (Automobiles & Components)	8,343,462
152,730	KT Skylife Co. Ltd. (Media)	4,326,058
44,148	Kumho Petro Chemical Co. Ltd. (Materials)	3,525,851
45,955	Samsung C&T Corp. (Capital Goods)	2,272,579
8,328	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,489,901
46,700	Samsung Life Insurance Co. Ltd. (Insurance)	4,466,327
87,419	Samsung Techwin Co. Ltd. (Capital Goods)	5,475,333
109,580	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	2,650,821
62,260	Sung Kwang Bend Co. Ltd. (Capital Goods)	1,605,008

		46,057,419

Taiwan – 7.7%
745,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)*	1,240,620
1,869,058	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	4,839,575
567,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	6,806,777
446,000	PChome Online, Inc. (Software & Services)	2,540,459
225,000	President Chain Store Corp. (Food & Staples Retailing)	1,676,454
501,177	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	1,568,679
4,457,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	15,159,873

		33,832,437

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thailand – 1.8%
1,008,300	Airports of Thailand PCL (Transportation)	$ 5,727,556
414,400	PTT Exploration & Production PCL (Energy)	2,065,706

		7,793,262

Turkey – 2.3%
239,178	Aselsan Elektronik Sanayi Ve Ticaret AS (Capital Goods)	1,085,992
2,613,222	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	3,620,843
288,544	TAV Havalimanlari Holding AS (Transportation)	1,803,478
557,712	Turkiye Garanti Bankasi AS (Banks)	2,176,528
194,912	Turkiye Halk Bankasi AS (Banks)	1,464,170

		10,151,011

United States – 0.9%
53,385	Cognizant Technology Solutions Corp. Class A (Software & Services)*	3,864,540

TOTAL COMMON STOCKS		$379,567,893

Preferred Stocks – 4.9%
Brazil – 4.9%
126,440	Banco Bradesco SA (Banks)	$ 1,535,226
78,582	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Food & Staples Retailing)	3,485,529
232,496	Companhia de Bebidas das Americas (Food, Beverage & Tobacco)	8,765,416
362,620	Itau Unibanco Holding SA (Banks)	4,631,796
593,372	Klabin SA (Materials)	2,881,873

TOTAL PREFERRED STOCKS		$ 21,299,840

Exchange Traded Fund – 3.5%
United States – 3.5%
387,917	iShares MSCI Emerging Markets ETF	$ 15,117,125

Investment Companies – 0.1%
Thailand – 0.1%
961,500	BTS Rail Mass Transit Growth Infrastructure Fund, Class F	$ 325,215

Notional Shares	Description	Maturity Date	Value
Participation Notes – 0.0%
India – 0.0%
9,763	Credit Analysis & Research Ltd. (Issuer Citigroup) (Diversified Financials)*(a)	02/14	$ 79,567
7,977	Credit Analysis & Research Ltd. (Issuer Morgan Stanley) (Diversified Financials)*(a)	12/17	65,011

TOTAL PARTICIPATION NOTES			$ 144,578

TOTAL INVESTMENTS – 95.4%			$416,454,651

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.6%			20,137,475

NET ASSETS – 100.0%			$436,592,126

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $144,578, which represents approximately 0.0% of net assets as of July 31, 2013.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Hang Seng China Enterprises Index	126	August 2013	$7,852,661	$(8,058)
KOSPI 200 Index	54	September 2013	5,969,958	138,135

TOTAL				$130,077

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$433,961,706

Gross unrealized gain	26,296,923
Gross unrealized loss	(43,803,978)

Net unrealized security loss	$(17,507,055)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Bangladesh – 2.2%
126,660	Bangladesh Export Import Co. Ltd. (Capital Goods)*	$ 55,381
965,600	GrameenPhone Ltd. (Telecommunication Services)	2,293,161
5,185,413	Islami Bank Bangladesh Ltd. (Banks)	2,395,649
498,850	Power Grid Co. of Bangladesh Ltd. (Utilities)	354,763
3,707,175	Prime Bank Ltd. (Banks)	1,044,073
881,830	Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,397,362
139,800	Summit Power Ltd. (Utilities)*	62,385
1,725,275	Titas Gas Transmission & Distribution Co. Ltd. (Energy)	1,874,817

		10,477,591

Egypt – 2.6%
1,278,614	Commercial International Bank Egypt SAE (Banks)	6,402,294
3,355,623	Orascom Telecom Holding SAE (Telecommunication Services)*	2,137,909
69,117	Oriental Weavers (Consumer Durables & Apparel)	195,604
2,673,579	Talaat Moustafa Group (Real Estate)*	1,824,381
943,564	Telecom Egypt Co. (Telecommunication Services)	1,814,544

		12,374,732

France – 0.0%
41,356	MPI (Energy)	194,213

Indonesia – 16.0%
12,429,500	PT Astra International Tbk (Automobiles & Components)	7,865,279
9,964,500	PT Bank Central Asia Tbk (Banks)	10,071,619
5,802,000	PT Bank Danamon Indonesia Tbk (Banks)	2,934,418
9,001,000	PT Bank Mandiri (Persero) Tbk (Banks)	7,790,462
9,983,500	PT Bank Negara Indonesia (Persero) Tbk (Banks)	4,146,218
5,609,000	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	4,495,016
1,129,000	PT Bumi Serpong Damai (Real Estate)	173,123
1,208,000	PT Charoen Pokphand Indonesia Tbk (Food, Beverage & Tobacco)	504,999
5,665,000	PT Erajaya Swasembada Tbk (Technology Hardware & Equipment)*	958,574
8,110,500	PT Global Mediacom Tbk (Media)*	1,812,018
662,500	PT Indo Tambangraya Megah Tbk (Energy)	1,558,329
732,500	PT Indocement Tunggal Prakarsa Tbk (Materials)	1,485,297

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
3,926,000	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	$ 2,477,957
772,000	PT Indosat Tbk (Telecommunication Services)	375,407
3,512,935	PT Jasa Marga (Persero) Tbk (Transportation)	1,827,488
8,130,500	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	1,129,491
5,006,000	PT Lippo Karawaci Tbk (Real Estate)	622,692
10,212,000	PT Media Nusantara Citra Tbk (Media)*	3,077,155
4,980,500	PT Mitra Pinasthika Mustika (Retailing)*	586,369
4,242,500	PT MNC Sky Vision Tbk (Media)*	958,094
9,739,500	PT Perusahaan Gas Negara (Persero) Tbk (Utilities)	5,593,196
898,500	PT Semen Indonesia (Persero) Tbk (Materials)	1,328,953
1,255,500	PT Tambang Batubara Bukit Asam (Persero) Tbk (Energy)	1,215,123
7,609,500	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	8,803,340
961,000	PT Unilever Indonesia Tbk (Household & Personal Products)	2,967,436
1,037,500	PT United Tractors Tbk (Capital Goods)	1,695,850

		76,453,903

Jersey – 0.3%
114,819	Genel Energy PLC (Energy)*	1,676,103

Mexico – 24.3%
1,639,600	Alfa SAB de CV Class A (Capital Goods)	4,209,155
604,200	Alpek SA de CV (Materials)	1,368,027
1,024,648	America Movil SAB de CV Series L ADR (Telecommunication Services)	21,497,115
349,400	Arca Continental SAB de CV (Food, Beverage & Tobacco)	2,616,790
671,346	Cemex SAB de CV ADR (Materials)*	7,727,192
114,581	Coca-Cola Femsa SAB de CV Series L (Food, Beverage & Tobacco)	1,618,411
280,600	El Puerto de Liverpool SAB de CV (Retailing)	3,237,080
122,702	Fibra Uno Administracion SA de CV (REIT)	391,659
100,900	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	10,038,541

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
1,534,200	Genomma Lab Internacional SAB de CV Class B (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 3,597,447
141,125	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation)	1,673,689
242,500	Grupo Bimbo SAB de CV Series A (Food, Beverage & Tobacco)	820,184
1,558,715	Grupo Financiero Banorte SAB de CV Class O (Banks)	9,903,092
1,352,700	Grupo Financiero Inbursa SAB de CV Class O (Banks)	3,171,859
173,380	Grupo Financiero Santander Mexico SAB de CV Class B ADR (Banks)*	2,500,140
2,210,250	Grupo Mexico SAB de CV Series B (Materials)	6,809,288
829,500	Grupo Sanborns SA de CV (Retailing)	1,920,363
231,718	Grupo Televisa SAB ADR (Media)	6,279,558
51,205	Industrias Penoles SAB de CV (Materials)	1,609,383
579,400	Infraestructura Energetica Nova SAB de CV (Utilities)*	2,293,966
854,100	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	2,808,495
799,900	Macquarie Mexico Real Estate Management SA de CV (REIT)*	1,613,233
985,870	Mexichem SAB de CV (Materials)	4,613,372
1,259,555	OHL Mexico SAB de CV (Transportation)*	3,337,053
833,200	Organizacion Cultiba SAB de CV (Food, Beverage & Tobacco)	2,240,741
165,600	Promotora y Operadora de Infraestructura SAB de CV (Capital Goods)*	1,727,470
2,362,086	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	6,463,362

		116,086,665

Netherlands – 1.6%
210,817	OCI NV (Capital Goods)*	7,888,772

Nigeria – 4.7%
10,434,634	Access Bank PLC (Banks)	718,599
1,014,680	Cadbury Nigeria PLC (Food, Beverage & Tobacco)	340,695
1,719,656	Dangote Cement PLC (Materials)	2,103,228
3,023,095	Dangote Flour Mills PLC (Food, Beverage & Tobacco)*	178,826

Shares	Description	Value
Common Stocks – (continued)
Nigeria – (continued)
4,745,996	Dangote Sugar Refinery PLC (Food, Beverage & Tobacco)	$ 334,734
21,460,029	FBN Holdings PLC (Banks)	2,256,972
19,354,999	Guaranty Trust Bank PLC (Banks)	3,045,937
1,035,944	Guinness Nigeria PLC (Food, Beverage & Tobacco)	1,580,427
1,711,583	Lafarge Cement WAPCO Nigeria PLC (Materials)	1,119,030
389,664	Nestle Nigeria PLC (Food, Beverage & Tobacco)	2,402,572
4,222,108	Nigerian Breweries PLC (Food, Beverage & Tobacco)	4,525,146
634,807	Unilever Nigeria PLC (Household & Personal Products)	246,859
14,519,431	United Bank for Africa PLC (Banks)	706,986
22,841,806	Zenith Bank PLC (Banks)	2,805,348

		22,365,359

Pakistan – 4.6%
1,461,833	Engro Corp. Ltd. (Materials)*	2,326,122
3,058,500	Fatima Fertilizer Co. Ltd. (Materials)	755,055
619,300	Fauji Fertilizer Co. Ltd. (Materials)	663,051
1,824,000	HUB Power Co. (Utilities)	1,215,223
257,900	Lucky Cement Ltd. (Materials)	613,452
1,996,170	MCB Bank Ltd. (Banks)	5,347,392
2,677,100	Oil & Gas Development Co. Ltd. (Energy)	6,469,743
495,800	Pakistan Oilfields Ltd. (Energy)	2,538,937
484,600	Pakistan Petroleum Ltd. (Energy)	1,176,229
547,000	United Bank Ltd. (Banks)	654,324

		21,759,528

Philippines – 4.7%
1,264,980	Aboitiz Equity Ventures, Inc. (Capital Goods)	1,465,082
949,900	Aboitiz Power Corp. (Utilities)	764,444
3,750,600	Alliance Global Group, Inc. (Capital Goods)*	2,268,991
105,220	Ayala Corp. (Diversified Financials)	1,462,802
3,024,800	Ayala Land, Inc. (Real Estate)	2,092,885
399,216	Bank of the Philippine Islands (Banks)	864,918
316,760	BDO Unibank, Inc. (Banks)	590,665
2,950,900	Energy Development Corp. (Utilities)	410,323
20,270	Globe Telecom, Inc. (Telecommunication Services)	761,796
574,980	Jollibee Foods Corp. (Consumer Services)	2,052,032
1,839,000	LT Group, Inc. (Food, Beverage & Tobacco)	880,201
6,302,100	Metro Pacific Investments Corp. (Diversified Financials)	783,310

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Philippines – (continued)
460,760	Metropolitan Bank & Trust (Banks)	$ 1,126,492
7,340	Philippine Long Distance Telephone Co. (Telecommunication Services)	512,681
67,657	SM Investments Corp. (Capital Goods)	1,479,788
4,223,200	SM Prime Holdings, Inc. (Real Estate)	1,706,431
1,151,490	Universal Robina Corp. (Food, Beverage & Tobacco)	3,295,420

		22,518,261

South Korea – 21.8%
1,124	Amorepacific Corp. (Household & Personal Products)	948,058
13,710	Cheil Worldwide, Inc. (Media)*	314,194
1,800	CJ CheilJedang Corp. (Food, Beverage & Tobacco)	453,963
4,256	Daelim Industrial Co. Ltd. (Capital Goods)	336,396
7,170	Doosan Heavy Industries & Construction Co. Ltd. (Capital Goods)	294,123
3,600	E-Mart Co. Ltd. (Food & Staples Retailing)	677,504
12,940	GS Holdings (Energy)	635,455
131,040	Hana Financial Group, Inc. (Banks)	4,196,720
12,800	Hankook Tire Co. Ltd. (Automobiles & Components)	684,695
8,740	Hyundai Development Co. - Engineering & Construction (Capital Goods)	155,021
14,609	Hyundai Engineering & Construction Co. Ltd. (Capital Goods)	768,961
22,744	Hyundai Mipo Dockyard (Capital Goods)	2,687,940
6,080	Hyundai Mobis (Automobiles & Components)	1,482,142
35,352	Hyundai Motor Co. (Automobiles & Components)	7,309,857
6,064	Hyundai Wia Corp. (Automobiles & Components)	885,009
77,550	KB Financial Group, Inc. (Banks)	2,452,999
98,045	Kia Motors Corp. (Automobiles & Components)	5,551,418
57,380	KT Corp. (Telecommunication Services)	1,856,687
77,000	KT Skylife Co. Ltd. (Media)	2,181,015
34,476	Kumho Petro Chemical Co. Ltd. (Materials)	2,753,403
19,110	LG Chem Ltd. (Materials)	4,793,091
49,070	LG Display Co. Ltd. (Technology Hardware & Equipment)*	1,217,381

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
59,120	LG Electronics, Inc. (Consumer Durables & Apparel)	$ 3,834,971
2,690	Lotte Shopping Co. Ltd. (Retailing)	840,795
12,373	NCSoft Corp. (Software & Services)	1,874,981
17,885	NHN Corp. (Software & Services)	4,672,539
5,256	NongShim Co. Ltd. (Food, Beverage & Tobacco)	1,217,961
12,766	POSCO (Materials)	3,666,596
49,056	Samsung C&T Corp. (Capital Goods)	2,425,931
20,501	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	23,361,246
11,820	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	2,522,901
33,540	Samsung Life Insurance Co. Ltd. (Insurance)	3,207,722
34,714	Samsung Techwin Co. Ltd. (Capital Goods)	2,174,249
38,040	Shinhan Financial Group Co. Ltd. (Banks)	1,386,640
12,764	SK Holdings Co. Ltd. (Capital Goods)	2,005,140
195,550	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	4,730,499
7,800	SK Telecom Co. Ltd. (Telecommunication Services)	1,528,261
7,757	S-Oil Corp. (Energy)	521,135
66,220	Sung Kwang Bend Co. Ltd. (Capital Goods)	1,707,093

		104,314,692

Turkey – 12.1%
1,048,897	Akbank TAS (Banks)	4,015,880
55,705	Anadolu Efes Biracilik Ve Malt Sanayii AS (Food, Beverage & Tobacco)	766,643
389,673	Arcelik AS (Consumer Durables & Apparel)	2,596,818
244,814	Aselsan Elektronik Sanayi Ve Ticaret AS (Capital Goods)	1,111,582
239,613	Aygaz AS (Utilities)	1,092,932
300,186	BIM Birlesik Magazalar AS (Food & Staples Retailing)	6,905,989
58,178	Coca-Cola Icecek AS (Food, Beverage & Tobacco)	1,634,796
1,990,806	Dogan Sirketler Grubu Holding AS (Capital Goods)*	973,320
1,270,932	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	1,760,985
960,654	Enka Insaat ve Sanayi AS (Capital Goods)	2,648,288
61,230	Ford Otomotiv Sanayi AS (Automobiles & Components)	878,472
1,204,130	Haci Omer Sabanci Holding AS (Diversified Financials)	6,019,711

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Turkey – (continued)
574,791	KOC Holding AS (Capital Goods)	$ 2,534,646
34,025	Koza Altin Isletmeleri AS (Materials)	469,066
338,373	TAV Havalimanlari Holding AS (Transportation)	2,114,923
7,514	Tupras Turkiye Petrol Rafinerileri AS (Energy)	160,864
63,324	Turk Telekomunikasyon AS (Telecommunication Services)	226,804
286,868	Turkcell Iletisim Hizmetleri AS (Telecommunication Services)*	1,663,765
2,318,589	Turkiye Garanti Bankasi AS (Banks)	9,048,532
767,717	Turkiye Halk Bankasi AS (Banks)	5,767,053
987,416	Turkiye Is Bankasi Class C (Banks)	2,615,411
1,224,000	Turkiye Vakiflar Bankasi T.A.O. Class D (Banks)	2,664,196

		57,670,676

Vietnam – 2.2%
713,710	Bank for Foreign Trade of Vietnam JSC (Banks)	903,302
65,810	Bao Viet Holdings (Insurance)	129,409
864,002	HAGL JSC (Diversified Financials)*	836,460
387,640	Masan Group Corp. (Food, Beverage & Tobacco)*	1,622,345
178,020	PetroVietnam Drilling and Well Services JSC (Energy)	424,361
732,150	Petrovietnam Fertilizer & Chemicals JSC (Materials)	1,365,812
382,170	PetroVietnam Gas JSC (Utilities)	1,181,421
302,601	Saigon Thuong Tin Commercial JSB (Banks)	242,938
356,310	Vietnam Joint Stock Commercial Bank for Industry and Trade (Banks)*	323,077
1,099,313	Vingroup JSC (Real Estate)*	3,269,320

		10,298,445

TOTAL COMMON STOCKS		$464,078,940

Preferred Stock – 0.5%
South Korea – 0.5%
3,484	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 2,535,219

Notional Shares	Description	Maturity Date	Value
Participation Note(a) – 0.0%
Bangladesh – 0.0%
46,750	Power Grid Co. of Bangladesh Ltd. (Issuer Deutsche Bank AG) (Utilities)	02/21	$ 33,247

TOTAL INVESTMENTS – 97.6%			$466,647,406

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%			11,245,941

NET ASSETS – 100.0%			$477,893,347

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $33,247, which represents approximately 0.0% of net assets as of July 31, 2013.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$460,177,325

Gross unrealized gain	29,725,995
Gross unrealized loss	(23,255,914)

Net unrealized security gain	$6,470,081

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2013:

ASIA EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$403,864	$—		$—
Other	324,766	54,343,599	(a)	—
Total	$728,630	$54,343,599		$—

BRIC

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$47,282,555	$28,023,414		$—
Other	10,134,273	172,798,333	(a)	—
Total	$57,416,828	$200,821,747		$—

Derivative Type
Liabilities(b)
Futures Contracts	$(5,149)	$—		$—

CHINA EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
Other	$423,138	$19,924,299	(a)	$—
Short Term Investments	1,025,706	—		—
Total	$1,448,844	$19,924,299		$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$83,881,446	$21,299,840		$—
Other	4,981,467	306,291,898	(a)	—
Total	$88,862,913	$327,591,738		$—

Derivative Type
Assets(b)
Futures Contracts	$138,135	$—		$—
Liabilities(b)
Futures Contracts	$(8,058)	$—		$—

N-11 EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$116,086,665	$—		$—
Other	—	350,560,741	(a)	—
Total	$116,086,665	$350,560,741		$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Geographic Risk — Concentration of the investments of a Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region. The Asia Equity Fund invests primarily in equity investments in Asian issuers. The BRIC Fund invests primarily in equity investments in Brazil, Russia, India and China issuers. The China Equity Fund invests primarily in equity investments in China. The N-11 Equity Fund invests primarily in equity investments in the N-11 countries, and may invest up to 50% of its assets in any one N-11 country.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The BRIC, China Equity and N-11 Equity Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date September 25, 2013

*	Print the name and title of each signing officer under his or her signature.